GUARANTOR AND NONGUARANTOR FINANCIAL INFORMATION (Details 3) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities attributable to continuing operations	$ 410,961	$ 354,527	$ 372,386
Acquisitions, net of cash acquired	(40,690)	(411,035)	(278,469)
Capital expenditures	(80,311)	(51,201)	(39,954)
Proceeds from maturities and sales of marketable debt securities	12,502	195,501	584,935
Proceeds from sales of long-term investments	69,968	14,194	15,214
Purchases of long-term investments	(51,080)	(36,094)	(90,245)
Other, net	9,594	(9,501)	(12,697)
Net cash used in investing activities attributable to continuing operations	(80,017)	(352,088)	(25,186)
Proceeds from issuance of long-term debt	500,000	500,000
Principal payments on long-term debt	(15,844)	0	0
Purchase of treasury stock	(264,214)	(691,830)	(507,765)
Dividends	(79,189)	(68,163)	(10,668)
Issuance of common stock, net of withholding taxes	(5,077)	262,841	132,785
Excess tax benefits from stock-based awards	32,891	57,101	22,166
Purchase of noncontrolling Interests	(67,947)	(4,891)	(3,843)
Purchases of marketable debt securities		(53,952)	(203,970)
Funds transferred to escrow for Meetic tender offer	(71,512)	0	0
Debt issuance Costs	(7,399)	(11,001)	0
Other, net	(3,787)	244	(4,908)
Net cash provided by (used in) financing activities attributable to continuing operations	17,922	44,301	(372,233)
Total cash used in continuing operations	348,866	46,740	(25,033)
Total cash used in discontinued operations	(1,877)	(3,472)	(8,417)
Effect of exchange rate changes on cash and cash equivalents	3,478	2,556	(4,496)
Net increase (decrease) in cash and cash equivalents	350,467	45,824	(37,946)
Cash and cash equivalents at beginning of period	749,977	704,153	742,099
Cash and cash equivalents at end of period	1,100,444	749,977	704,153
IAC
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities attributable to continuing operations	(95,081)	(116,353)	(75,300)
Acquisitions, net of cash acquired	0	(35,159)	0
Capital expenditures	(1,387)	(3,969)	(798)
Proceeds from maturities and sales of marketable debt securities	12,502	195,501	267,635
Proceeds from sales of long-term investments	7,839	14,194	10,214
Purchases of long-term investments	(17,814)	(27,187)	(35,263)
Other, net	0	(351)	0
Net cash used in investing activities attributable to continuing operations	1,140	89,077	167,548
Proceeds from issuance of long-term debt	500,000	500,000
Principal payments on long-term debt	(15,844)
Purchase of treasury stock	(264,214)	(691,830)	(507,765)
Dividends	(79,189)	(68,163)	(10,668)
Issuance of common stock, net of withholding taxes	(5,077)	262,841	132,785
Excess tax benefits from stock-based awards	32,081	52,209	22,166
Purchase of noncontrolling Interests	0	(1,936)	(3,843)
Purchases of marketable debt securities		(53,952)	(74,240)
Funds transferred to escrow for Meetic tender offer	0
Debt issuance Costs	(7,399)	(11,001)
Intercompany	216,359	(55,020)	824,194
Other, net
Net cash provided by (used in) financing activities attributable to continuing operations	376,717	(12,900)	456,869
Total cash used in continuing operations	282,776	(40,176)	549,117
Total cash used in discontinued operations	(1,829)	(3,971)	(7,166)
Effect of exchange rate changes on cash and cash equivalents	0	0	3,271
Net increase (decrease) in cash and cash equivalents	280,947	(44,147)	545,222
Cash and cash equivalents at beginning of period	501,075	545,222	0
Cash and cash equivalents at end of period	782,022	501,075	545,222
Guarantor Subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities attributable to continuing operations	537,116	453,692	367,719
Acquisitions, net of cash acquired	(6,638)	(341,963)	(80,998)
Capital expenditures	(63,931)	(29,550)	(29,542)
Proceeds from maturities and sales of marketable debt securities	0	0	0
Proceeds from sales of long-term investments	50,850	0	0
Purchases of long-term investments	0	(724)	(51,008)
Other, net	(1,725)	117	1,886
Net cash used in investing activities attributable to continuing operations	(21,444)	(372,120)	(159,662)
Proceeds from issuance of long-term debt
Principal payments on long-term debt	0
Purchase of treasury stock
Dividends
Issuance of common stock, net of withholding taxes
Excess tax benefits from stock-based awards		4,892
Purchase of noncontrolling Interests	0	0	0
Purchases of marketable debt securities		0	0
Funds transferred to escrow for Meetic tender offer	0
Debt issuance Costs	0	0
Intercompany	(514,464)	(86,446)	(207,950)
Other, net	(1,225)		(249)
Net cash provided by (used in) financing activities attributable to continuing operations	(515,689)	(81,554)	(208,199)
Total cash used in continuing operations	(17)	18	(142)
Total cash used in discontinued operations
Effect of exchange rate changes on cash and cash equivalents	17	(18)	142
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	0	0	0
Non-Guarantor Subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities attributable to continuing operations	(31,074)	17,188	79,967
Acquisitions, net of cash acquired	(34,052)	(33,913)	(197,471)
Capital expenditures	(14,993)	(17,682)	(9,614)
Proceeds from maturities and sales of marketable debt securities	0	0	317,300
Proceeds from sales of long-term investments	11,279	0	5,000
Purchases of long-term investments	(33,266)	(8,183)	(3,974)
Other, net	11,319	(9,267)	(14,583)
Net cash used in investing activities attributable to continuing operations	(59,713)	(69,045)	(33,072)
Proceeds from issuance of long-term debt
Principal payments on long-term debt	0
Purchase of treasury stock
Dividends
Issuance of common stock, net of withholding taxes
Excess tax benefits from stock-based awards	810
Purchase of noncontrolling Interests	(67,947)	(2,955)	0
Purchases of marketable debt securities		0	(129,730)
Funds transferred to escrow for Meetic tender offer	(71,512)
Debt issuance Costs	0	0
Intercompany	298,105	141,466	(616,244)
Other, net	(2,562)	244	(4,659)
Net cash provided by (used in) financing activities attributable to continuing operations	156,894	138,755	(620,903)
Total cash used in continuing operations	66,107	86,898	(574,008)
Total cash used in discontinued operations	(48)	499	(1,251)
Effect of exchange rate changes on cash and cash equivalents	3,461	2,574	(7,909)
Net increase (decrease) in cash and cash equivalents	69,520	89,971	(583,168)
Cash and cash equivalents at beginning of period	248,902	158,931	742,099
Cash and cash equivalents at end of period	318,422	248,902	158,931
Total Eliminations
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities attributable to continuing operations	0	0	0
Acquisitions, net of cash acquired	0	0	0
Capital expenditures	0	0	0
Proceeds from maturities and sales of marketable debt securities	0	0	0
Proceeds from sales of long-term investments	0	0	0
Purchases of long-term investments	0	0	0
Other, net	0	0	0
Net cash used in investing activities attributable to continuing operations	0	0	0
Proceeds from issuance of long-term debt	0	0
Principal payments on long-term debt	0
Purchase of treasury stock	0	0	0
Dividends	0	0	0
Issuance of common stock, net of withholding taxes	0	0	0
Excess tax benefits from stock-based awards	0	0	0
Purchase of noncontrolling Interests	0	0	0
Purchases of marketable debt securities		0	0
Funds transferred to escrow for Meetic tender offer	0
Debt issuance Costs	0	0
Intercompany	0	0	0
Other, net	0	0	0
Net cash provided by (used in) financing activities attributable to continuing operations	0	0	0
Total cash used in continuing operations	0	0	0
Total cash used in discontinued operations	0	0	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	0	0	0
IAC Consolidated
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities attributable to continuing operations	410,961	354,527	372,386
Acquisitions, net of cash acquired	(40,690)	(411,035)	(278,469)
Capital expenditures	(80,311)	(51,201)	(39,954)
Proceeds from maturities and sales of marketable debt securities	12,502	195,501	584,935
Proceeds from sales of long-term investments	69,968	14,194	15,214
Purchases of long-term investments	(51,080)	(36,094)	(90,245)
Other, net	9,594	(9,501)	(12,697)
Net cash used in investing activities attributable to continuing operations	(80,017)	(352,088)	(25,186)
Proceeds from issuance of long-term debt	500,000	500,000
Principal payments on long-term debt	(15,844)
Purchase of treasury stock	(264,214)	(691,830)	(507,765)
Dividends	(79,189)	(68,163)	(10,668)
Issuance of common stock, net of withholding taxes	(5,077)	262,841	132,785
Excess tax benefits from stock-based awards	32,891	57,101	22,166
Purchase of noncontrolling Interests	(67,947)	(4,891)	(3,843)
Purchases of marketable debt securities		(53,952)	(203,970)
Funds transferred to escrow for Meetic tender offer	(71,512)
Debt issuance Costs	(7,399)	(11,001)
Intercompany	0	0	0
Other, net	(3,787)	244	(4,908)
Net cash provided by (used in) financing activities attributable to continuing operations	17,922	44,301	(372,233)
Total cash used in continuing operations	348,866	46,740	(25,033)
Total cash used in discontinued operations	(1,877)	(3,472)	(8,417)
Effect of exchange rate changes on cash and cash equivalents	3,478	2,556	(4,496)
Net increase (decrease) in cash and cash equivalents	350,467	45,824	(37,946)
Cash and cash equivalents at beginning of period	749,977	704,153	742,099
Cash and cash equivalents at end of period	$ 1,100,444	$ 749,977	$ 704,153